Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Financial Instruments
Schedule of derivative liability
	At Extinguishment	December 31, 2020
Conversion feature:
Risk-free interest rate	0.08%	0.09%
Expected volatility	424%	495%-691%
Expected life (in years)	0.41 year	0.25 to 0.57 year
Expected dividend yield	-	-

Fair Value:
Conversion feature	$382,000	$163,000

Summary of changes in derivative liabilities
	Year ended December 31, 2021	Year ended December 31, 2020
Fair value at beginning of year	$163,000	$1,516,000
Recognition of derivative liabilities upon initial valuation	-	917,000
Extinguishment of derivative liabilities	(382,000)	(3,460,000)
Net change in the fair value of derivative liabilities	219,000	1,190,000
Fair value at end of year	$-	$163,000